REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of effect of correction in Consolidated Statements of Earnings and Consolidated Statements of Financial Position

	Year ended December 31, 2012			Year ended December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(millions of Canadian dollars, except per share amounts)
Commodity sales	19,101	(607)	18,494	20,611	(237)	20,374
Transportation and other services revenues	4,295	(7)	4,288	4,536	(8)	4,528
Commodity costs	18,566	(607)	17,959	19,864	(237)	19,627
Depreciation and amortization	1,206	36	1,242	1,112	42	1,154
Income from equity investments	160	35	195	210	23	233
Income taxes expense	(128)	1	(127)	(526)	6	(520)
Earnings	943	(7)	936	1,242	(21)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(1)	(229)	(409)	2	(407)
Earnings attributable to Enbridge Inc.	715	(8)	707	833	(19)	814
Earnings attributable to Enbridge Inc. common shareholders	610	(8)	602	820	(19)	801
Earnings per common share attributable to Enbridge Inc. common shareholders	0.79	(0.01)	0.78	1.09	(0.02)	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.78	(0.01)	0.77	1.08	(0.03)	1.05

	As at December 31, 2012
	As Previously Reported	Adjustment	As Revised
(millions of Canadian dollars)
Long-term investments	3,386	(211)	3,175
Deferred amounts and other assets	2,622	(161)	2,461
Deferred income tax liabilities	2,601	(118)	2,483
Retained earnings	3,464	(291)	3,173
Accumulated other comprehensive loss	(1,799)	37	(1,762)